TYPE>			13F-HR
<PERIOD>		03/31/06
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED MARCH 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY May 9, 2006


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $177,044,538



			Form 13 F information Table
	Title of					       Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority
Name of Issuer				Class	CUSIP	      (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company				COM	88579Y101	2463	 32545	SH		SOLE		 32545	0	0
Accenture, Ltd.				CL A	G1150G111	2182	 72550	SH		SOLE		 72550	0	0
AFLAC Incorporated			COM	001055102	2180	 48310	SH		SOLE		 48310	0	0
AllianceBernstein Holding L.P.		COM	01881G106	2708	 40875	SH		SOLE		 40875	0	0
Amerada Hess Corp 7% ACES Conv		PFD CV	023551401	 317	  2650	SH		SOLE		  2650	0	0
American Express Corp			COM	025816109	2507	 47715	SH		SOLE		 47715	0	0
American Int'l Group			COM	026874107	2440	 36925	SH		SOLE		 36925	0	0
American Science & Engineering		COM	029429107	 644	  6900	SH		SOLE		  6900	0	0
Amgen Inc.				COM	031162100	3046	 41870	SH		SOLE		 41870	0	0
Armor Holdings, Inc.			COM	042260109	 896	 15375	SH		SOLE		 15375	0	0
AT&T Inc.				COM	00206R102	2801	103595	SH		SOLE		103595	0	0
Automatic Data Processing, Inc		COM	053015103	2000	 43775	SH		SOLE		 43775	0	0
Avery Dennison Corporation		COM	053611109	 155	  2650	SH		SOLE		  2650	0	0
B&G Foods, Inc.				COM	05508R205	 479	 33200	SH		SOLE		 33200	0	0
BankAmerica Corp.			COM	060505104	 790	 17350	SH		SOLE		 17350	0	0
Barclays PLC ADR			ADR	06738E204	 725	 15500	SH		SOLE		 15500	0	0
Barr Laboratories, Inc.			COM	068306109	2822	 44812	SH		SOLE		 44812	0	0
Basic Industries Select Sector		SBI MAT	81369Y100	  70	  2150	SH		SOLE		  2150	0	0
Boston Scientific Corp.			COM	101137107	 793	 34400	SH		SOLE		 34400	0	0
BP P.L.C.			      SPON ADR	055622104	1475	 21395	SH		SOLE		 21395	0	0
Bristol-Myers Squibb Co.		COM	110122108	 736	 29900	SH		SOLE		 29900	0	0
C.R. Bard, Inc.				COM	067383109	1899	 28000	SH		SOLE		 28000	0	0
Cadbury Schweppes PLC			ADR	127209302	2771	 69265	SH		SOLE		 69265	0	0
CBS Corporation Class B			CL B	124857202	  31	  1288	SH		SOLE		  1288	0	0
Cedar Fair, L.P.			COM	150185106	 453	 15500	SH		SOLE		 15500	0	0
Celanese Corp. Conv. Perpt. 4.		PFD CV	150870202	 306	 10050	SH		SOLE		 10050	0	0
CharterMac			     SH BEN INT	160908109	 203	 10000	SH		SOLE		 10000	0	0
Cheesecake Factory Inc			COM	163072101	 591	 15775	SH		SOLE		 15775	0	0
Chesapeake Energy Corp			COM	165167107	1121	 35700	SH		SOLE		 35700	0	0
ChevronTexaco Corp			COM	166764100	2524	 43535	SH		SOLE		 43535	0	0
Chubb Corporation			COM	171232101	2155	 22575	SH		SOLE		 22575	0	0
Chunghwa Telecom Co., Ltd.	      SPON ADR	17133Q205	 499	 25450	SH		SOLE		 25450	0	0
Cisco Systems Inc.			COM	17275R102	2571	118650	SH		SOLE		118650	0	0
CitiGroup				COM	172967101	2860	 60550	SH		SOLE		 60550	0	0
Citizens Communications Co		COM	17453B101	 292	 22000	SH		SOLE		 22000	0	0
Cogent, Inc.				COM	19239Y108	 456	 24875	SH		SOLE		 24875	0	0
Consolidated Communications Ho		COM	209034107	 340	 20900	SH		SOLE		 20900	0	0
Constellation Brands, Inc Dep 		COM	21036P306	 615	 16400	SH		SOLE		 16400	0	0
Consumer Discretionary Select 	SBI CONS DIS	81369Y407	  95	  2810	SH		SOLE		  2810	0	0
Consumer Staples Select Sector	SBI CONS STPLS	81369Y308	  84	  3550	SH		SOLE		  3550	0	0
Costco Wholesale Corporation		COM	22160K105	2896	 53470	SH		SOLE		 53470	0	0
CV Therapeutics, Inc.			COM	126667104	  64	  2900	SH		SOLE		  2900	0	0
CVS Corp.				COM	126650100	2801	 93770	SH		SOLE		 93770	0	0
Devon Energy Corporation		COM	25179M103	1286	 21030	SH		SOLE		 21030	0	0
Diageo PLC ADR			      SPON ADR	25243Q205	 818	 12900	SH		SOLE		 12900	0	0
Diamond Offshore Drilling, Inc		COM	25271C102	1697	 18960	SH		SOLE		 18960	0	0
Disney (Walt) Co.			COM	254687106	2470	 88550	SH		SOLE		 88550	0	0
Dominion Resources Inc.			COM	25746U109	1873	 27130	SH		SOLE		 27130	0	0
Dow Chemical Company			COM	260543103	 556	 13700	SH		SOLE		 13700	0	0
DPL Inc.				COM	233293109	 121	  4475	SH		SOLE		  4475	0	0
Eagle Bulk Shipping, Inc.		COM	Y2187A101	 495	 35450	SH		SOLE		 35450	0	0
Eli Lilly & Co.				COM	532457108	 216	  3915	SH		SOLE		  3915	0	0
EMC Corp				COM	268648102	2493	182900	SH		SOLE		182900	0	0
Energy Select Sector SPDR Fund	  SBI INT ENGY	81369Y506	  87	  1600	SH		SOLE		  1600	0	0
Energy Transfer Partners, L.P.		COM	29273R109	 621	 16000	SH		SOLE		 16000	0	0
ENI S.p.A.			     SPON ADR	26874R108	 363	  6375	SH		SOLE		  6375	0	0
Enterprise Products Partners L		COM	293792107	 612	 24800	SH		SOLE		 24800	0	0
Exxon Mobil Corporation			COM	30231G102	 807	 13264	SH		SOLE		 13264	0	0
Financial Select Sector SPDR F	  SBI INT FINL	81369Y605	 132	  4070	SH		SOLE		  4070	0	0
First Energy Corp.			COM	337932107	 528	 10800	SH		SOLE		 10800	0	0
Fluor Corporation			COM	343412102	2434	 28365	SH		SOLE		 28365	0	0
Fording Canadian Coal Trust		TR UNIT	345425102	 585	 15400	SH		SOLE		 15400	0	0
FPL Group, Inc.				COM	302571104	 647	 16124	SH		SOLE		 16124	0	0
General Electric Co.			COM	369604103	3120	 89700	SH		SOLE		 89700	0	0
GlaxoSmithKline PLC     	     SPON ADR	37733W105	3362	 64280	SH		SOLE		 64280	0	0
GMH Communities Trust			COM	36188G102	 407	 35000	SH		SOLE		 35000	0	0
H. J. Heinz Company			COM	423074103	  20	   540	SH		SOLE		   540	0	0
Hartford Financial Services 7%		PFD CV	416515500	 690	  9575	SH		SOLE		  9575	0	0
Health Care Select Sector SPDR	     SBI HLTHCR	81369Y209	 119	  3715	SH		SOLE		  3715	0	0
HSBC Holdings			     SPON ADR	404280406	 586	  7000	SH		SOLE		  7000	0	0
Industrial Select Sector SPDR 	   SBI INT INDS	81369Y704	 150	  4440	SH		SOLE		  4440	0	0
Intel Corp.				COM	458140100	1382	 71000	SH		SOLE		 71000	0	0
International Business Machine		COM	459200101	2185	 26490	SH		SOLE		 26490	0	0
iShares Dow Jones Select Dv	    DJ SL INX	464287168	 154	  2450	SH		SOLE		  2450	0	0
iShares Dow Jones Transport	 TRANP AVE INDX	464287192	1433	 17435	SH		SOLE		 17435	0	0
iShares Goldman Sachs Semi	 GLDM SCHS SEMI	464287523	2449	 37570	SH		SOLE		 37570	0	0
iShares MSCI EAFE Index Fd	MSCI EAFE IDX	464287465	4921	 75805	SH		SOLE		 75805	0	0
iShares MSCI Emerging Mrkts 	MSCI EMERG MKT	464287234	1711	 17285	SH		SOLE		 17285	0	0
iShares MSCI Japan Index	MSCI Japan	464286848	3280	227804	SH		SOLE		227804	0	0
iShares Russell Midcap Index F	RUSSELL MIDCAP	464287499	  35	   371	SH		SOLE		   371	0	0
iShares S&P Global Healthcare 	NSDQ INDX	464287325	2213	 40970	SH		SOLE		 40970	0	0
iSHR Nasdaq Biotech Inde	NSDQ INDX	464287556	 311	  3775	SH		SOLE		  3775	0	0
iSHR Russell 2000 Small Cap	RUSSELL 2000	464287655      	  34	   450	SH		SOLE		   450	0	0
J.P. Morgan Chase & Co.			COM	46625H100	  30	   715	SH		SOLE		   715	0	0
Jack Henry & Associates, Inc.		COM	426281101	1506	 65850	SH		SOLE		 65850	0	0
Johnson & Johnson			COM	478160104	  68	  1140	SH		SOLE		  1140	0	0
Kinder Morgan Management, LLC		CL A	49455U100	1312	 29822	SH		SOLE		 29822	0	0
K-Sea Transportation Partners,		COM	48268Y101	 446	 13300	SH		SOLE		 13300	0	0
Lafarge S.A.			      SPON ADR	505861401	 166	  5850	SH		SOLE		  5850	0	0
Lance Inc.				COM	514606102	 923	 41000	SH		SOLE		 41000	0	0
Lehman Bros. Hldgs Inc.			COM	524908100	2789	 19300	SH		SOLE		 19300	0	0
Limited Brands, Inc.			COM	532716107	 725	 29650	SH		SOLE		 29650	0	0
Lowes Companies Inc.			COM	548661107	2558	 39700	SH		SOLE		 39700	0	0
Macquarie Infrastructure Co	     SH BEN INT	55607X108	 523	 16100	SH		SOLE		 16100	0	0
Magellan Midstream Partners L.		COM	559080106	 605	 18400	SH		SOLE		 18400	0	0
McDonald's Corp.			COM	580135101	2413	 70225	SH		SOLE		 70225	0	0
MeadWestvaco Corporation		COM	583334107	 437	 16000	SH		SOLE		 16000	0	0
Medtronic Inc.				COM	585055106	2442	 48115	SH		SOLE		 48115	0	0
Merck & Co.				COM	589331107	 391	 11100	SH		SOLE		 11100	0	0
Merrill Lynch & Co. Inc.		COM	590188108	2526	 32070	SH		SOLE		 84310	0	0
Millennium Pharm Inc			COM	599902103	  61	  6000	SH		SOLE		  6000	0	0
Nice Systems, Ltd.		     SPON ADR	653656108	 715	 14025	SH		SOLE		 14025	0	0
Oil Service Holders Trust	     DEPO RCPT	678002106	2261	 15400	SH		SOLE		 15400	0	0
Omnicare, Inc.				COM	681904108	2431	 44210	SH		SOLE		 44210	0	0
OSI Systems, Inc.			COM	671044105	 424	 20050	SH		SOLE		 20050	0	0
Packaging Corporation of Ameri		COM	695156109	1943	 86570	SH		SOLE		 86570	0	0
Pepsico, Inc.				COM	713448108	2628	 45480	SH		SOLE		 45480	0	0
Petrofund Energy Trust			TR UNIT	71648W108	 740 	 33800	SH		SOLE		 33800	0	0
Pfizer, Inc.				COM	717081103	 147	  5900	SH		SOLE		  5900	0	0
Plum Creek Timber Company Inc.		COM	729251108	 510	 13800	SH		SOLE		 13800	0	0
PPG Industries, Inc.			COM	693506107	 659	 10400	SH		SOLE		 10400	0	0
Priceline.com				COM	741503403	 293	 11807	SH		SOLE		 11807	0	0
PrimeWest Energy Trust			TR UNIT	741930309	 142	  5000	SH		SOLE		  5000	0	0
Public Service Enterprise Grou		COM	744573106	  64	 1000	SH		SOLE		  1000	0	0
R.R. Donnelley & Sons Company		COM	257867101	 714	 21825	SH		SOLE		 21825	0	0
Rayonier Inc.				COM	754907103	 473	 10367	SH		SOLE		 10367	0	0
Royal Bank of Scotland Group P	      SPON ADR	780097788	 245	 10500	SH		SOLE		 10500	0	0
Royal Caribbean Cruises Ltd.		COM	V7780T103	2293	 54565	SH		SOLE		 54565	0	0
RPC Inc.				COM	749660106	1500	 65655	SH		SOLE		 65655	0	0
Sanofi-Aventis			      SPON ADR	80105N105	2138	 45050	SH		SOLE		 45050	0	0
Schering-Plough Corp. 6.00% MC		PFD CV	806605606	 466	  9170	SH		SOLE		  9170	0	0
Schlumberger Ltd.			COM	806857108	1524	 12040	SH		SOLE		 12040	0	0
Scottish Power PLC		      SPON ADR	81013T705	 655	 16250	SH		SOLE		 16250	0	0
Seagate Technology			SHS	G7945J104	2222	 84375	SH		SOLE		 84375	0	0
ServiceMaster Company			COM	81760N109	 773	 58900	SH		SOLE		 58900	0	0
Shaw Group, Inc.			COM	820280105	1683  	 55370	SH		SOLE		 55370	0	0
Southern Peru Copper Corp		COM	84265V105	 794	  9400	SH		SOLE		  9400	0	0
Technology Select Sector SPDR 		SBI INT	81369Y803	1549	 69955	SH		SOLE		 69955	0	0
Telecom Corporation of New Zea	       SPON ADR	879278208	  20	   750	SH		SOLE		   750	0	0
Time Warner Inc.			COM	887317105	  45	  2687	SH		SOLE		  2687	0	0
Travelers Pty Casualty 4.5% Co	    NT CV JR	89420G307	 252	 10500	SH		SOLE		 10500	0	0
Tyco International			COM	902124106	  22	   800	SH		SOLE		   800	0	0
United Technologies Corp.		COM	913017109	3069	 52935	SH		SOLE		 52935	0	0
Univision Communications, Inc.		CL A	914906102	2932	 85050	SH		SOLE		 85050	0	0
Verizon Communications			COM UNT	92343V104	2833	 83165	SH		SOLE		 83165	0	0
Viacom, Inc. Class B			CL B	92553P201	  56	  1438	SH		SOLE		  1438	0	0
Vulcan Materials Company		COM	929160109	2840	 32775	SH		SOLE		 32775	0	0
Wal-Mart Stores, Inc.			COM	931142103	2275	 48165	SH		SOLE		 48165	0	0
Waste Management, Inc.			COM	94106L109	1851	 52425	SH		SOLE		 52425	0	0
Wellpoint, Inc.				COM	94973V107	  46	   600	SH		SOLE		   600	0	0
Weyerhaeuser Company			COM	962166104	2309	 31880	SH		SOLE		 31880	0	0
Witness Systems, Inc.			COM	977424100	1037	 40825	SH		SOLE		 40825	0	0